Note 13 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 14: Accumulated Other Comprehensive Income (Loss)

The following table lists the beginning balance, yearly activity and ending balance of each component of “Accumulated Other Comprehensive Income (Loss), net” (in thousands):

	Changes in fair value of derivative contracts designated as hedge transactions	Adjustments For Pension Plans	Total Accumulated Other Comprehensive Income (Loss), Net
Balance January 1, 2023	$9,162	$(6,714)	$2,448
Other comprehensive income (loss) before reclassification	22,384	(1,333)	21,051
Reclassification from AOCI to sales	(18,669)	—	(18,669)
Reclassification from AOCI to discontinued operations	3,608	—	3,608
Reclassification from AOCI to other expense (income)	(1,094)	(252)	(1,346)
Provision for income taxes	(1,683)	428	(1,255)
Net current year other comprehensive income (loss)	4,546	(1,157)	3,389
Balance December 31, 2023	13,708	(7,871)	5,837
Other comprehensive loss before reclassification	(2,930)	(11,880)	(14,810)
Reclassification from AOCI to sales	(11,392)	—	(11,392)
Reclassification from AOCI to discontinued operations	3,786	—	3,786
Reclassification from AOCI to other expense (income)	—	422	422
Provision for income taxes	2,822	3,069	5,891
Net current year other comprehensive loss	(7,714)	(8,389)	(16,103)
Balance December 31, 2024	5,994	(16,260)	(10,266)
Other comprehensive income before reclassification	6,143	11,916	18,059
Reclassification from AOCI to sales	(13,121)	—	(13,121)
Reclassification from AOCI to discontinued operations	4,139	—	4,139
Reclassification from AOCI to fair value adjustments	—	(15,359)	(15,359)
Reclassification from AOCI to other expense (income)	—	6,407	6,407
Provision for income taxes	(1,650)	8,457	6,807
Net current year other comprehensive (loss) income	(4,489)	11,421	6,932
Balance December 31, 2025	$1,505	$(4,839)	$(3,334)

See Note 7 for more information on our employee benefit plans and Note 11 for more information on our derivative instruments.